Unaudited condensed consolidated interim statements of cash flows € in Millions, $ in Millions		6 Months Ended
		Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Statement of cash flows [abstract]
Operating profit		$ 887	$ 340	[1]
Adjustments for non-cash items
Amortization of intangible assets		9	6	[1]
Depreciation of property, plant and equipment		8	7	[1]
Provisions for employee benefits		1	0	[1]
Expense recognized in respect of share-based payments		117	111	[1]
Fair value gains on financial assets at fair value through profit or loss		4	0	[1]
Other non-cash expenses/(benefit)	[1]	48	36
Adjustments for non-cash items		1,073	500	[1]
Movements in current assets/liabilities
(Increase)/decrease in trade and other receivables		(377)	(360)	[1]
(Increase)/decrease in inventories		60	35	[1]
(Increase)/decrease in current prepaid expenses	[1]	(244)	(174)
(Increase)/decrease in other current assets	[1]	1	3
Increase/(decrease) in trade and other payables		251	360	[1]
Movements in non-current assets/liabilities
(Increase)/decrease in other non‑current assets		11	7	[1]
(Increase)/decrease in non-current prepaid expense		2	0	[1]
Net cash flows from operating activities, before interest and taxes		778	372	[1]
Interest paid		0	(1)	[1]
Income taxes paid		(127)	(10)	[1]
Net cash flows from operating activities		651	362	[1]
Purchase of intangible assets		(5)	(44)	[1]
Purchase of property, plant and equipment		(3)	(5)	[1]
Purchase of other non-current assets		(84)	0	[1]
Purchase of current financial assets		(1,650)	(1,109)	[1]
Sale of current financial assets		988	1,154	[1]
Interest received		100	73	[1]
Investment in a joint venture		(4)	(7)	[1]
Net cash flows (used in)/from investing activities		(658)	62	[1]
Principal elements of lease payments		(7)	(1)	[1]
Payment of employee withholding taxes relating to restricted stock unit awards		(8)	(5)	[1]
Proceeds from exercise of stock options		119	79	[1]
Net cash flows from financing activities		104	73	[1]
Increase in cash and cash equivalents		97	498	[1]
Cash and cash equivalents at the beginning of the period		3,491	1,500	[1]
Exchange (losses)/gains on cash and cash equivalents		(4)	88	[1]
Cash and cash equivalents at the end of the period		$ 3,584	$ 2,086	[1]

[1]	Comparative figures have been presented to be consistent with the one adopted in the current period